Significant Accounting Policies - Summary of Fund's Investments at Fair Value (Detail) $ in Thousands	Sep. 30, 2017 USD ($)
Investment Holdings [Line Items]
Fund's investments at fair value	$ 14,406	[1]
SPDR Long Dollar Gold Trust [Member]
Investment Holdings [Line Items]
Fund's investments at fair value	14,406	[1]
Investment in Gold [Member]
Investment Holdings [Line Items]
Fund's investments at fair value	14,406	[1]
Investment in Gold [Member] | SPDR Long Dollar Gold Trust [Member]
Investment Holdings [Line Items]
Fund's investments at fair value	14,406	[1]
Fair Value, Inputs, Level 1 [Member]
Investment Holdings [Line Items]
Fund's investments at fair value	14,406
Fair Value, Inputs, Level 1 [Member] | SPDR Long Dollar Gold Trust [Member]
Investment Holdings [Line Items]
Fund's investments at fair value	14,406
Fair Value, Inputs, Level 1 [Member] | Investment in Gold [Member]
Investment Holdings [Line Items]
Fund's investments at fair value	14,406
Fair Value, Inputs, Level 1 [Member] | Investment in Gold [Member] | SPDR Long Dollar Gold Trust [Member]
Investment Holdings [Line Items]
Fund's investments at fair value	$ 14,406

[1]	No comparative has been provided as operations commenced on January 27, 2017. See Note 1.